Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,699	$ 1,878	$ 1,937
Post-employment benefits	277	80	129
Other long-term benefits	13	6	10
Share based payment	3,058	8,130	11,425
Legal and professional	150	152	84
Total	6,197	10,246	$ 13,585
Balance Outstanding
Employee related payables	645	608
Accrued expenses	$ 151	$ 107